COMMITMENTS & CONTINGENCIES		9 Months Ended	12 Months Ended
	Dec. 19, 2024	Mar. 31, 2025	Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
COMMITMENTS & CONTINGENCIES

15. COMMITMENTS & CONTINGENCIES

Legal Proceedings

We were not subject to any legal proceedings during the nine months ended March 31, 2025, and, to the best of our knowledge, no legal proceedings are pending or threatened.

Purchase Commitments

We were not party to any purchase commitments during the nine months ended March 31, 2025.

16. COMMITMENTS & CONTINGENCIES

Legal Proceedings

We were not subject to any legal proceedings during the twelve months ended June 30, 2024 and 2023 and, to the best of our knowledge, no legal proceedings are pending or threatened.

Awaysis Belize Limited [Member]
Restructuring Cost and Reserve [Line Items]
COMMITMENTS & CONTINGENCIES	Note 8. Commitments and Contingencies As of the Acquisition Date, management is not aware of any material contingent liabilities assumed as part of the acquisition.